Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventories [abstract]
Crude oil	$ 2,022	$ 2,137
Petroleum products	443	572
Natural gas	229	277
Other	390	377
Inventories	3,084	3,363
Inventory write-down	$ 58	$ 147